Prudential Europe Growth Fund, Inc.

PERFORMANCE AT A GLANCE.

In the last six months, European stocks climbed 8.5%, performing better than any other region in the world according to Morgan Stanley
Capital International
European Index (MSCI). This happened in spite of sluggish
European economic
growth, as strong exports, widespread restructuring, lower interest rates and strong corporate profits powered stocks to new highs. As a result, the
Prudential Europe Growth Fund produced handsome returns. In fact, it finished ahead of the average European stock fund as measured by Lipper, because of solid gains in our manufacturing and industrial holdings.

------------------------------------------------------------
--------------------
  CUMULATIVE TOTAL RETURNS(1)
As of 10/31/96
------------------------------------------------------------
--------------------

                                    Six            One
Since
                                   Months          Year
Inception(2)
         Class A                    9.9%          14.9%
31.9%
         Class B                    9.5           14.1
29.6
         Class C                    9.5           14.1
29.6
         Class Z                    9.3            N/A
11.6
  Lipper European Fund Avg(3)       6.9           17.0
34.2
------------------------------------------------------------
--------------------


------------------------------------------------------------
--------------------
  AVERAGE ANNUAL TOTAL RETURNS(1)
As of 9/30/96
------------------------------------------------------------
--------------------

                                                     One
Since
                                                     Year
Inception(2)
         Class A                                     4.5%
9.4%
         Class B                                     4.2
9.8
         Class C                                     8.3
11.1
------------------------------------------------------------
--------------------

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Source: Prudential Mutual Fund Management and Lipper
Analytical Services.
The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for
Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares have been in existence for less than one year and average annual total returns are not available. Class Z shares are not subject to any sales charge and are offered to a limited group of investors.

(2) Inception dates: 7/13/94 Class A, Class B and Class C;
4/15/96 Class Z.

(3) Lipper average returns are for 68 funds for six months and 43 funds for one year and 32 funds since inception of the shares on 07/13/94.


------------------------------------------------------------
--------------------
                              HOW INVESTMENTS COMPARED.
                                   (As of 10/31/96)
------------------------------------------------------------
--------------------



                                       [GRAPH]




------------------------------------------------------------
--------------------
       U.S.               General            General
U.S.
      Growth              Bond              Muni Debt
Taxable
      Funds               Funds               Funds
Money Funds
------------------------------------------------------------
--------------------


    SOURCE: LIPPER ANALYTICAL SERVICES. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
    12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume
    the reinvestment of dividends.

    U.S. GROWTH FUNDS will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

    GENERAL BOND FUNDS provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

    GENERAL MUNICIPAL DEBT FUNDS invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

    MONEY MARKET FUNDS attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

DANIEL J. DUANE, FUND MANAGER

                                                 [PHOTO]
                                             DANIEL J. DUANE

PORTFOLIO
MANAGER'S REPORT

The Prudential Europe Growth Fund invests primarily in stocks of companies in
Europe. The Fund is subject to all the risks associated with foreign investing, including currency, political and social risks, and illiquidity. There can be no assurance that the Fund will achieve its investment objective, which is long-term growth of capital.

OUR INVESTING
STYLE.

AS GROWTH INVESTORS, WE TRY TO PROFIT FROM CHANGE BY
INVESTING IN COMPANIES WE
THINK WILL BENEFIT FROM SIGNIFICANT ECONOMIC TRENDS. WE LIKE
ATTRACTIVELY PRICED
STOCKS THAT WE THINK WILL PRODUCE STRONG EARNINGS GROWTH.
WE'RE PATIENT, SO WE
TEND TO HOLD STOCKS FOR THE LONG TERM.

STRATEGY SESSION.
------------------------------------------------------------
--------------------
During the past six months, we've profited from dramatic changes in the way
European companies do business. In almost every industry, businesses continued to cut costs and sold unprofitable operations -- much as U.S. companies started doing in the 1980s -- to compete more efficiently with other developed countries.

------------------------------------------------------------
--------------------
                                 PORTFOLIO BREAKDOWN
                             EXPRESSED AS A PERCENTAGE OF
                           TOTAL INVESTMENTS AS OF 10/31/96
------------------------------------------------------------
--------------------

                                       [GRAPH]

                                       Cash 4%
                                       U.S. 5%
                                  United Kingdom 28%
                                      Germany 8%
                                      Sweden 10%
                                      France 23%
                             Other Continental Europe 14%
                                    Netherlands 8%
------------------------------------------------------------
--------------------

Similarly, we saw a new drive for efficiency among European governments. Many were thus hesitant to increase spending and that helped stall Europe's economic recovery in 1995. Unfortunately, as the economy weakened, stock prices fell and hurt our 12-month performance.

The good news is that European governments cut interest rates to spur economic growth. Lower interest rates lead to increased capital spending and a lower cost of doing business, which together can foster long-term growth. Here's what we did in the past six months:

- We favored multinational companies that export a lot of their goods and depend less on European-generated revenues. Among the global companies, we were particularly drawn to cyclical stocks -- those that tend to do well when an economy is growing -- to benefit from economic expansion outside Europe.
(Falling interest rates helped companies export -- they reduced the value of many European currencies, making European goods less expensive to foreigners.)

- We also invested in European telecommunications and technology companies. We figured that demand for their products and services would continue to rise as more and more companies restructure and seek greater competitive efficiencies.

- We selectively bought European retailers to take advantage of a continuing trend in Europe towards specialty retailers. In addition, we bought luxury retailers with strong international revenues, which are benefitting from aging
-- and wealthier -- populations around the world.

WHAT WENT WELL.
------------------------------------------------------------
--------------------

MULTINATIONALS
PAID OFF.

While economic growth remained sluggish in Europe, it was healthier elsewhere in the world, especially in the U.S. This boosted profits for European multinational companies with overseas sales. As a result, some of our strongest performers were from multinationals that exported consumer goods and capital equipment. For example, Siebe, a British supplier of industrial equipment, benefited from strong revenues in the U.S. Its stock returned a healthy 21% over the period.

THE CHANGING FACE
OF RETAILING.

Our Fund delivered good returns from its retail holdings. We took advantage of a trend in the European retailing sector away from department stores and toward specialty stores -- a shift that happened decades ago in the U.S. The success of Sweden's Hennes & Moritz, our fourth largest holding, is a sign of the growing clout of European discount specialty retailers, which use sophisticated marketing and inventory controls to undersell department stores. Hennes &
Moritz's stock surged 88% in the past six months.

AND NOT SO WELL.

WE JUMPED THE GUN
ON RECOVERY.

Our timing was off when we tried to get a head start on an economic recovery that didn't happen. We bought some cyclical stocks too soon, which perform best early in a recovery. For example, we invested in Acerinox, Spain's lowest cost producer of stainless steel -- a company whose revenues are highly dependent on demand for basic materials. With the European economy in limbo, demand just wasn't there. Despite setbacks like this, we are confident that the expansion will eventually come, because we are already starting to see a pickup in economic activity. When it reaches sustainable levels, we'll keep our eyes open for investments like Acerinox.

FIVE LARGEST
STOCK HOLDINGS.

4.4%     Rexel SA
         Electronics

3.5%     Compass Group PLC
         Leisure & Tourism

3.3%     Carrefour
         Retailing

2.9%     Hennes & Mauritz AB
         Retailing

2.5%     Banco Popular
         Espanol SA
         Banking

Expressed as a percentage of total net assets as of 10/31/96.

LOOKING AHEAD.
------------------------------------------------------------
--------------------

In spite of slack economic demand at home, European stocks have appreciated strongly since the start of the year. We think stocks can rise even more if economic growth is sustainable. While we haven't seen much increase in consumer spending, lower interest rates throughout Europe favor stronger economic growth.
In fact, our economists are predicting European economic growth of 2% in 1997, double their estimate for 1996. Once we see convincing evidence of a sustainable recovery, we will likely begin to shift into stocks that do best in the early stages of the business cycle -- basic materials, industrial and consumer cyclical.

------------------------------------------------------------
--------------------

PRESIDENT'S LETTER
DECEMBER 2, 1996
------------------------------------------------------------
--------------------

      [PHOTO]      DEAR SHAREHOLDER:

                   For many investors, 1996 may well be the second year of
                   back-to-back, double-digit stock market
returns.  In late
                   November, the Dow Jones Industrial
Average passed 6500 --
                   only weeks after breaking the 6000 mark
in mid-October.
                   America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued
                   modest growth and low inflation we've
enjoyed for the last
                   several years.

                   This is good news. For most investors
it's meant an increase
                   in their share values for college funds, retirement nest
                   eggs or other long-term financial goals.
However, as you
                   read your year-end account statements and make plans for
                   1997,  it's important to remember that
there never is a
                   "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up.
(Did you notice the
                   brief period of decline this past
summer?) No one likes to
                   see the value of their investments fall
but such periods
                   remind us we must keep our expectations
realistic.

                   Regardless of the market's direction, a
wise investor plans
                   for tomorrow's needs today. Your
Financial Advisor or
                   Registered Representative can help you:

                   -    Review your portfolio and suggest
strategies for 1997,
                        such as diversifying across
different types of
                        investments. Financial markets
seldom move in lockstep.
                        By investing in a mix of stock and
bond funds (foreign
                        & domestic) and money market funds
you may be in a
                        better position to achieve your long-
term goals and to
                        weather periods of uncertainty.

                   -    See why annuities have become
popular retirement
                        planning tools. The choices are
broader than ever. Our
                        new DISCOVERY SELECTSM Variable
Annuity offers you many
                        of the keys to successful retirement
planning,
                        including a personalized asset
allocation program and a
                        choice of 21 variable- or fixed-rate
investment options
                        offering a broad array of investment
objectives and
                        styles.

                   -    Explain new retirement savings
developments. For
                        example, Congress has expanded the
contribution limit
                        on spousal IRAs. And don't forget,
it's not too late
                        for you to make a contribution to
your IRA or open one
                        for 1996. The IRS deadline is April
15, 1997, but it's
                        best to act sooner.

                   Why not contact your Financial Advisor or Registered
                   Representative today? If you are
interested in DISCOVERY
                   SELECTSM call for a prospectus, which
contains more complete
                   information. Read it carefully before you invest.

                   Sincerely,


                   /s/ Richard A. Redeker

                   Richard A. Redeker

                   President

                   P.S. Your 1997 Prudential IRA
contribution may qualify you
                   for a waiver of the annual custodial fee.
Ask your financial
                   representative for details.

------------------------------------------------------------
--------------------
2

PORTFOLIO OF INVESTMENTS AS OF OCTOBER 31, 1996 (UNAUDITED)
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------

     SHARES    DESCRIPTION
VALUE (NOTE 1)
------------------------------------------------------------
--------------------

LONG-TERM INVESTMENTS--88.3%
COMMON STOCK--88.3%
------------------------------------------------------------
--------------------
BELGIUM--3.4%

     15,216    Barco Industries NV (Electrical &
electronics)     $   2,497,150
      4,775    Bekaert SA (Building materials & components)
3,857,105

-------------

6,354,255

------------------------------------------------------------
--------------------
FEDERAL REPUBLIC OF GERMANY--7.2%

     91,000    Hoechst AG* (Chemicals)
3,415,799
      5,520    Linde AG (Machinery & engineering)
3,410,889
     23,600    SAP AG (Data processing & reproduction)
3,188,769
     66,300    Siemens AG (Electrical & electronics)
3,419,440

-------------

13,434,897

------------------------------------------------------------
--------------------
FINLAND--1.5%

     59,400    Nokia Corp. (Telecommunications equipment)
2,739,071

------------------------------------------------------------
--------------------
FRANCE--20.9%

     11,100    Carrefour (Retail)
6,148,306
     15,800    Hermes International (Textiles & apparel
                  manufacturing)
4,004,100
     18,721    Imetal SA (Miscellaneous materials &
commodities)      2,913,134
     22,400    Legrand SA (Electrical & electronics)
3,879,224
     27,400    Rexel SA (Electrical & electronics)
8,104,689
     21,100    Salomon SA (Recreation & other consumer
growth)        1,886,779
     18,100    Seb SA (Appliances & household durables)
3,657,565
     36,280    Sidel SA (Machinery & engineering)
2,416,140
     19,000    Unibail (Financial services)
1,888,185
     66,000    Valeo SA (Automobiles & auto parts)
3,953,415

-------------

38,851,537


                                             PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------

     SHARES    DESCRIPTION
VALUE (NOTE 1)
------------------------------------------------------------
--------------------
ITALY--3.5%

    213,400    Bulgari SpA* (Retail)
$   3,696,054
  1,417,100    Telecom Italia Mobile SpA*
(Telecommunications)        2,925,676

-------------

6,621,730

------------------------------------------------------------
--------------------
NETHERLANDS--7.2%

     46,900    Hagemeyer (Wholesale & international trading)
3,515,571
     10,750    Heineken NV (Beverages & tobacco)
2,025,580
     51,700    IHC Caland NV (Oil services)
2,878,414
     16,200    Nutricia Verenigde Bedrijven NV
                  (Food & household products)
2,266,756
     16,000    Royal Dutch Petroleum Co. (Energy sources)
2,635,730

-------------

13,322,051

------------------------------------------------------------
--------------------
SPAIN--4.5%

     24,500    Banco Popular Espanol SA (Banking)
4,675,655
    159,300    Centros Commerciales Pryca SA (Retail)
3,652,145

-------------

8,327,800

------------------------------------------------------------
--------------------
SWEDEN--9.3%

    100,400    Allgon AB (Telecommunications)
2,036,726
     84,600    Astra AB (Health & personal care)
3,856,642
     41,400    Hennes & Mauritz AB (Retail)
5,353,620
    139,800    Mo och Domsjo AB (Forest products & paper)
3,845,063
    266,300    Skandinaviska Enskilda Banken (Banking)
2,225,623

-------------

17,317,674

------------------------------------------------------------
--------------------
UNITED KINGDOM--26.0%

    432,300    Bank of Ireland (Banking)
3,552,474
    317,800    British Sky Broadcasting Group PLC
(Broadcasting
                  & publishing)
2,983,898

------------------------------------------------------------
--------------------
See Notes to Financial Statements
3

PORTFOLIO OF INVESTMENTS AS OF OCTOBER 31, 1996 (UNAUDITED)
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------

     SHARES    DESCRIPTION
VALUE (NOTE 1)
------------------------------------------------------------
--------------------
UNITED KINGDOM--CONT'D

    264,700    Carpetright PLC (Retail)
$   2,692,082
    651,500    Compass Group PLC (Leisure & tourism)
6,477,537
    315,900    Dixons Group PLC (Retail)
2,829,836
    577,300    Electrocomponents PLC (Electronic components
&
                  instruments)
3,884,466
    241,400    EMAP PLC (Broadcasting & publishing)
2,816,506
    164,048    GKN PLC (Automobiles & auto parts)
3,083,239
    300,000    Hays PLC (Business & public services)
2,514,101
    205,800    Reed International PLC (Broadcasting &
publishing)     3,831,119
    242,300    Siebe PLC (Machinery & engineering)
3,800,885
    275,300    Standard Chartered PLC (Banking)
2,970,120
    912,900    Vodafone Group PLC (Telecommunications)
3,528,102
    299,300    Whitebread PLC (Beverages & tobacco)
3,506,659

-------------

48,471,024

------------------------------------------------------------
--------------------
UNITED STATES--4.8%

     70,000    Baan Company NV (Data processing &
reproduction)       2,590,000
     40,900    Gucci Group NV* (Retail)
2,822,100
     67,500    SGS Thompson Microelectronics NV* (Electronic
                  components & instruments)
3,535,312

-------------

8,947,412

-------------

               Total common stocks (cost US$124,264,909)
164,387,451
------------------------------------------------------------
--------------------


PRUDENTIAL EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------
  PRINCIPAL
   AMOUNT
   (000)       DESCRIPTION
VALUE (NOTE 1)
------------------------------------------------------------
--------------------

SHORT-TERM INVESTMENTS--4.4%

------------------------------------------------------------
--------------------
U.S. GOVERNMENT SECURITIES--4.4%

$     8,125    Federal Home Loan Mortgage Corporation,
                  Zero Coupon, 11/1/96 (cost US$8,125,000)
$   8,125,000

------------------------------------------------------------
--------------------
TOTAL INVESTMENTS--92.7%
               (cost US$132,389,909; Note 4)
172,512,451
               Other assets in excess of liabilities-7.3%
13,596,328

-------------
               Net Assets-100.0%
$ 186,108,779

-------------

-------------

-------------------------
* Non-income producing security

------------------------------------------------------------
--------------------
4                                              See Notes to
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
PRUDENTIAL EUROPE GROWTH FUND, INC.
------------------------------------------------------------
-------------------------------------------------------
------------------------------------------------------------
-------------------------------------------------------


OCTOBER 31,

1996

-------------
ASSETS

Investments, at value (cost $132,389,909). . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .  $ 172,512,451
Foreign currency, at value (cost $9,814,052) . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .      9,787,797
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .      1,930,249
Receivable for investments sold. . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .      4,320,286
Dividends receivable . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .        343,434
Deferred expenses and other assets . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .        136,303
Receivable for Fund shares sold. . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .         40,151

-------------
   Total assets. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .    189,070,671

-------------

LIABILITIES

Payable for investments purchased. . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .      2,036,098
Accrued expenses . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .        365,097
Payable for Fund shares reacquired . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .        316,125
Distribution fee payable . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .        126,473
Management fee payable . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .        118,099

-------------
   Total liabilities . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .      2,961,892

-------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .  $ 186,108,779

-------------

-------------
Net assets were comprised of:
   Common stock, at par. . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .  $      12,550
   Paid-in capital in excess of par. . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .    138,819,621

-------------

138,832,171
   Undistributed net investment income . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .        259,383
   Accumulated net realized gain on investments and foreign
currency transactions. . . . . . . . . .      6,917,285
   Net unrealized appreciation on investments and foreign
currencies . . . . . . . . . . . . . . . .     40,099,940

-------------
Net Assets,  October 31, 1996. . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .  $ 186,108,779

-------------

-------------

Class A :
   Net asset value and redemption price per share
     ( $35,223,249 / 2,341,905 shares of common stock issued
and outstanding). . . . . . . . . . . .         $15.04
   Maximum sales charge ( 5% of offering price ) . . . . . .
 . . . . . . . . . . . . . . . . . . . .            .79

------
   Maximum offering price to public. . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .         $15.83

------

------
Class B :
   Net asset value and redemption price per share
     ( $132,698,987 / 8,985,503 shares of common stock
issued and outstanding) . . . . . . . . . . .         $14.77

------

------

Class C :
   Net asset value and redemption price per share
     ( $7,918,776 / 536,077 shares of common stock issued
and outstanding) . . . . . . . . . . . . .         $14.77

------

------

Class Z :
   Net asset value and redemption price per share
     ( $10,267,767 / 681,338 shares of common stock issued
and outstanding). . . . . . . . . . . . .         $15.07

------

------

------------------------------------------------------------
--------------------
See Notes to Financial Statements
5

PRUDENTIAL EUROPE GROWTH FUND, INC.
STATEMENT OF OPERATIONS (UNAUDITED)
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------

SIX MONTHS

ENDED

OCTOBER 31,
NET INVESTMENT INCOME
1996

-------------

Income
   Dividends (net of foreign withholding taxes
      of $206,083) . . . . . . . . . . . . . . . . . . . . .
 . .  $   1,827,352
   Interest. . . . . . . . . . . . . . . . . . . . . . . . .
 . .        180,062

-------------
      Total income . . . . . . . . . . . . . . . . . . . . .
 . .      2,007,414

-------------
Expenses
   Management fee. . . . . . . . . . . . . . . . . . . . . .
 . .        672,090
   Distribution fee--Class A . . . . . . . . . . . . . . . .
 . .         47,404
   Distribution fee--Class B . . . . . . . . . . . . . . . .
 . .        642,859
   Distribution fee--Class C . . . . . . . . . . . . . . . .
 . .         38,709
   Transfer agent's fees and expenses. . . . . . . . . . . .
 . .        144,000
   Custodian's fees and expenses . . . . . . . . . . . . . .
 . .         76,000
   Registration fees . . . . . . . . . . . . . . . . . . . .
 . .         35,000
   Reports to shareholders . . . . . . . . . . . . . . . . .
 . .         35,000
   Amortization of organization expenses . . . . . . . . . .
 . .         25,000
   Directors' fees and expenses. . . . . . . . . . . . . . .
 . .         21,600
   Audit fee and expenses. . . . . . . . . . . . . . . . . .
 . .         12,500
   Legal fees and expenses . . . . . . . . . . . . . . . . .
 . .          7,500
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . .
 . .          4,343

-------------
      Total operating expenses . . . . . . . . . . . . . . .
 . .      1,762,005

-------------
Net investment income. . . . . . . . . . . . . . . . . . . .
 . .        245,409

-------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on:
      Investment transactions. . . . . . . . . . . . . . . .
 . .      8,171,883
      Foreign currency transactions. . . . . . . . . . . . .
 . .         13,974

-------------

8,185,857

-------------
Net change in unrealized appreciation /depreciation on:. . .
 . .
      Investments. . . . . . . . . . . . . . . . . . . . . .
 . .      8,805,632
      Foreign currencies . . . . . . . . . . . . . . . . . .
 . .         16,623

-------------

8,822,255

-------------
Net gain on investments and foreign currencies . . . . . . .
 . .     17,008,112

-------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . .
 . .  $  17,253,521

-------------

-------------

PRUDENTIAL EUROPE GROWTH FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------
                                                     SIX
MONTHS        YEAR

ENDED          ENDED
                                                     OCTOBER
31,     APRIL 31,
                                                        1996
1996
                                                   ---------
----  -------------

INCREASE (DECREASE) IN NET ASSETS

Operations
   Net investment income (loss). . . . . . . . . . $
245,409  $    (217,884)
   Net realized gain on investment and
      foreign currency transactions. . . . . . . .
8,185,857      3,252,406
   Net change in unrealized
      appreciation/depreciation of investments
      and foreign currencies . . . . . . . . . . .
8,822,255     21,905,018
                                                   ---------
----  -------------

Net increase in net assets resulting
   from operations . . . . . . . . . . . . . . . .
17,253,521     24,939,540
                                                   ---------
----  -------------

Fund share transactions (net of share
   conversions) (Note 5)
   Net proceeds from shares sold . . . . . . . . .
229,499,017    213,839,301
   Cost of shares reacquired . . . . . . . . . . .
(242,041,902)  (212,685,204)
                                                   ---------
----  -------------
   Net increase (decrease) in net assets
      from Fund share transactions . . . . . . . .
(12,542,885)     1,154,097
                                                   ---------
----  -------------

Total increase . . . . . . . . . . . . . . . . . .
4,710,636     26,093,637

NET ASSETS

Beginning of period. . . . . . . . . . . . . . . .
181,398,143    155,304,506
                                                   ---------
----  -------------

End of period. . . . . . . . . . . . . . . . . . . $
186,108,779  $ 181,398,143
                                                   ---------
----  -------------
                                                   ---------
----  -------------

------------------------------------------------------------
--------------------
6                                              See Notes to
Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------

Prudential Europe Growth Fund, Inc. (the "Fund"), is registered under the
Investment Company Act as a diversified, open-end management investment company.
The investment objective of the Fund is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in Europe. The
Fund was incorporated in Maryland on March 18, 1994 and commenced investment operations on July 13, 1994.

------------------------------------------------------------
--------------------
NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

SECURITIES VALUATION: Securities traded on an exchange
(whether domestic or
foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market
(including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of
Directors of the Fund.

Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange as reported by a major bank;

     (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at fiscal year end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

Net realized gain on foreign currency transactions of $13,974 represents net foreign exchange gains or losses from holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains

------------------------------------------------------------
--------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------

and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

EQUALIZATION: Effective May 1, 1996 the Fund discontinued the accounting practice known as equalization. Equalization is a practice whereby a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of
Certified  Public Accountant's Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The effect caused by applying this statement was to increase undistributed net investment income by
$13,974 and decrease accumulated net realized gain on investments and foreign currency transactions by $13,974 for the six months ended October 31, 1996. Net realized losses and net assets were not affected by this change.

DIVIDENDS AND DISTRIBUTIONS: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

FEDERAL INCOME TAXES: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

DEFERRED ORGANIZATION EXPENSES: Approximately $250,000 of expenses were incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of sixty months from the date the
Fund commenced investment operations.

------------------------------------------------------------
--------------------
NOTE 2. AGREEMENTS

The Fund has a management agreement with Prudential Mutual
Fund Management LLC
("PMF"). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ("PIC"); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential
Securities Incorporated
("PSI") which acts as the distributor of the Class A, B, C, and Z shares of the
Fund. The Fund compensates PSI for distributing and servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans of distribution, (the "Class A,
B and C Plans") regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compen-

------------------------------------------------------------
--------------------
8
sates PSI with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the
Class A, Class B and Class C Plans were .25 of 1%, 1% and 1%, respectively of the average daily net assets of the Class A, Class B and Class C shares for the six months ended October 31, 1996. No distribution or service fees are paid to
PSI as distributor for the Class Z shares of the Fund.

PSI has advised the Fund that it has received approximately $31,000 in front-end sales charges resulting from sales of Class A shares during the six months ended
October 31, 1996. From these fees PSI paid such sales charges to Pruco
Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to sales persons and incurred other distribution costs.

PSI has advised the Fund that for the six months ended
October 31, 1996 it
received approximately $242,500 and $1,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PSI, PMF and PIC are indirect, wholly-owned subsidiaries of The Prudential
Insurance Company of America.

------------------------------------------------------------
--------------------
NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services, Inc. ("PMFS"), a wholly owned subsidiary of
PMF, serves as the Fund's transfer agent. During the six months ended October
31, 1996, the Fund incurred fees of approximately $143,300 for the services of
PMFS. As of October 31, 1996, approximately $23,000 of such fees were due to
PMFS. Transfer agent's fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

------------------------------------------------------------
--------------------
NOTE 4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the six months ended October 31, 1996 were $11,232,210 and $23,985,577, respectively.

The United States federal income tax basis of the Fund's investments is substantially the same as for financial reporting purposes and, accordingly, as of October 31, 1996 net unrealized appreciation for federal income tax purposes was $40,122,542 (gross unrealized appreciation--$40,521,308; gross unrealized depreciation-- $398,766). For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 1996 of approximately $1,254,600 of which $426,600 expires in 2003 and $828,000 expires in 2004. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

------------------------------------------------------------
--------------------
NOTE 5. CAPITAL

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
Effective April 15, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the participants of the Prudential Securities 401(k)
Plan, a defined contribution plan sponsored by Prudential Securities. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. There are 2 billion shares of $.001 par value common stock authorized and divided into four classes, designated Class A, Class B, Class C and Class Z Shares, each consisting of 500 million authorized shares.

------------------------------------------------------------
--------------------
NOTE 6. DISTRIBUTIONS

On December 10, 1996 the Board of Directors of the Fund declared a short-term capital gain distribution of $0.09 per share and a long-term capital gain distribution of $0.47 per share for Class A, B, C, and Z shares respectively, payable on December 19, 1996 to shareholders of record on December 16, 1996.

------------------------------------------------------------
--------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------

Transactions in shares of common stock were as follows:

                                                    Shares
Amount
                                                 -----------
-       ------------

CLASS A

Six months ended October 31, 1996:
Shares sold. . . . . . . . . . . . . . . . .      11,311,594
$ 160,462,827
Shares reacquired. . . . . . . . . . . . . .
(12,564,306)      (178,696,637)
                                                 -----------
-------------
Net decrease in shares
   outstanding before conversion . . . . . .
(1,257,712)       (18,233,810)
Shares issued upon conversion
   from Class B. . . . . . . . . . . . . . .         107,570
1,536,828
                                                 -----------
-------------
Net decrease in shares
   outstanding . . . . . . . . . . . . . . .
(1,150,142)     $ (16,696,982)
                                                 -----------
-------------
                                                 -----------
-------------
Year ended April 30, 1996:
Shares sold. . . . . . . . . . . . . . . . .      11,353,245
$ 146,536,469
Shares reacquired. . . . . . . . . . . . . .
(11,576,243)      (149,929,575)
                                                 -----------
-------------
Net increase in shares
   outstanding before conversion . . . . . .
(222,998)        (3,393,106)
Shares issued upon conversion
   from Class B. . . . . . . . . . . . . . .         149,628
1,908,762
                                                 -----------
-------------
Net decrease in shares
   outstanding . . . . . . . . . . . . . . .
(73,370)     $  (1,484,344)
                                                 -----------
-------------
                                                 -----------
-------------

CLASS B

Six months ended October 31, 1996:
Shares sold. . . . . . . . . . . . . . . . .       2,875,546
$  40,651,420
Shares reacquired. . . . . . . . . . . . . .
(3,110,576)       (43,891,553)
                                                 -----------
-------------
Net decrease in shares
   outstanding before conversion . . . . . .
(235,030)        (3,240,133)
Shares issued upon conversion
   from Class A. . . . . . . . . . . . . . .
(109,286)        (1,536,828)
                                                 -----------
-------------
Net decrease in shares
   outstanding . . . . . . . . . . . . . . .
(344,316)     $  (4,776,961)
                                                 -----------
-------------
                                                 -----------
-------------
Year ended April 30, 1996:
Shares sold. . . . . . . . . . . . . . . . .       4,965,336
$  63,469,612
Shares reacquired. . . . . . . . . . . . . .
(4,561,206)       (58,326,887)
                                                 -----------
-------------
Net increase in shares
   outstanding before conversion . . . . . .         404,130
5,142,725
Shares issued upon conversion
   from Class A. . . . . . . . . . . . . . .
(151,150)        (1,908,762)
                                                 -----------
-------------
Net increase in shares
 outstanding . . . . . . . . . . . . . . . .         252,980
$   3,233,963
                                                 -----------
-------------
                                                 -----------
-------------

CLASS C

Six months ended October 31, 1996:
Shares sold. . . . . . . . . . . . . . . . .       1,344,194
$  18,884,770
Shares reacquired. . . . . . . . . . . . . .
(1,381,853)       (19,453,712)
                                                 -----------
-------------
Net decrease in shares
   outstanding . . . . . . . . . . . . . . .
(37,659)     $    (568,942)
                                                 -----------
-------------
                                                 -----------
-------------
Year ended April 30, 1996:
Shares sold. . . . . . . . . . . . . . . . .         295,865
$   3,833,020
Shares reacquired. . . . . . . . . . . . . .
(343,363)        (4,428,742)
                                                 -----------
-------------
Net decrease in shares
   outstanding . . . . . . . . . . . . . . .
(47,498)     $    (595,722)
                                                 -----------
-------------
                                                 -----------
-------------

CLASS Z

Six months ended October 31, 1996:
Shares sold. . . . . . . . . . . . . . . . .         681,323
$   9,500,000
Shares reacquired. . . . . . . . . . . . . .           --
--
                                                 -----------
-------------
Net increase in shares
   outstanding . . . . . . . . . . . . . . .         681,323
$   9,500,000
                                                 -----------
-------------
                                                 -----------
-------------
April 15, 1996(a)
through April 30, 1996:
Shares sold. . . . . . . . . . . . . . . . .              15
$         200
Shares reacquired. . . . . . . . . . . . . .           --
--
                                                 -----------
-------------
Net increase on shares
   outstanding . . . . . . . . . . . . . . .              15
$         200
                                                  ----------
-    -------------
                                                  ----------
-    -------------

--------------------
(a) Commencement of investment operations.

------------------------------------------------------------
--------------------
10

FINANCIAL HIGHLIGHTS (UNAUDITED)             PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------



CLASS A                                      CLASS B
                                        --------------------
------------------------  ----------------------------------
---------
                                         SIX MONTHS
YEAR      JULY 13,1994(b)  SIX MONTHS        YEAR      JULY
13, 1994(b)
                                            ENDED
ENDED         THROUGH         ENDED          ENDED
THROUGH
                                         OCTOBER 31,
APRIL 30,      APRIL 30,     OCTOBER 31,     APRIL 30,
APRIL 30,
                                            1996
1996 (c)       1995 (c)         1996         1996 (c)
1995 (c)
                                        ------------     ---
------   ---------------  -----------     ---------   ------
---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period . .   $ 13.69        $
11.77        $ 11.40       $  13.49       $  11.69       $
11.40
                                           -------        --
-----        -------       --------       --------       ---
-----
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income (loss) . . . . . .       .08
 .06            .01            .01           (.04)
(.06)
Net realized and unrealized
  gain on investment and
  foreign currency transactions. . . . .      1.27
1.86            .36           1.27           1.84
 .35
                                           -------        --
-----        -------       --------       --------       ---
-----
    Total from investment operations . .      1.35
1.92            .37           1.28           1.80
 .29
                                           -------        --
-----        -------       --------       --------       ---
-----
Net asset value, end of period . . . . .   $ 15.04        $
13.69        $ 11.77       $  14.77       $  13.49       $
11.69
                                           -------        --
-----        -------       --------       --------       ---
-----
                                           -------        --
-----        -------       --------       --------       ---
-----
TOTAL RETURN(d): . . . . . . . . . . . .      9.86%
16.31%          3.25%          9.49%         15.40%
2.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000). . . . .   $35,223
$47,789        $41,963       $132,699       $125,868
$106,081
Average net assets (000) . . . . . . . .   $37,618
$47,183        $29,598       $127,523       $122,255       $
85,623
Ratios to average net assets:
  Expenses, including distribution fees.      1.63%(a)
1.53%          1.84%(a)       2.38%(a)       2.28%
2.59%(a)
  Expenses, excluding distribution fees.      1.38%(a)
1.28%          1.59%(a)       1.38%(a)       1.28%
1.59%(a)
  Net investment income (loss) . . . . .       .97%(a)
 .44%           .06%(a)        .10%(a)      (.33)%
(.71)%(a)
FOR CLASS A, B, C AND Z SHARES:
Portfolio turnover rate  . . . . . . . .         7%
65%            25%
Average Commission Rate per share. . . .   $ .0450        $
 .0233            N/A

--------------------
(a)  Annualized.
(b)  Commencement of investment operations.
(c)  Based on average shares outstanding, by class.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

------------------------------------------------------------
--------------------
See Notes to Financial Statements
11

FINANCIAL HIGHLIGHTS (UNAUDITED)             PRUDENTIAL
EUROPE GROWTH FUND, INC.
------------------------------------------------------------
--------------------
------------------------------------------------------------
--------------------



CLASS C                               CLASS Z
                                        --------------------
------------------------  ------------------------------
                                         SIX MONTHS
YEAR      JULY 13,1994(b)  SIX MONTHS    APRIL 15, 1996(b)
                                            ENDED
ENDED         THROUGH         ENDED           THROUGH
                                         OCTOBER 31,
APRIL 30,      APRIL 30,     OCTOBER 31,       APRIL 30,
                                            1996
1996 (c)       1995 (c)         1996           1996 (c)
                                        ------------     ---
------   ---------------  -----------   ----------------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period . .    $13.49
$11.69         $11.40        $ 13.68         $13.40
                                            ------         -
-----         ------        -------         ------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income (loss) . . . . . .       .01
(.04)          (.06)          (.01)            .28
Net realized and unrealized
  gain on investment and
  foreign currency transactions. . . . .      1.27
1.84            .35           1.38          --
                                            ------         -
-----         ------        -------         ------
Total from investment operations . . . .      1.28
1.80            .29           1.37            .28
                                            ------         -
-----         ------        -------         ------
Net asset value, end of period . . . . .    $14.77
$13.49         $11.69        $ 15.07         $13.68
                                            ------         -
-----         ------        -------         ------
                                            ------         -
-----         ------        -------         ------
TOTAL RETURN(d): . . . . . . . . . . . .      9.49%
15.40%          2.54%         10.16%          2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000). . . . .    $7,919
$7,741         $7,260        $10,268         $  204(e)
Average net assets (000) . . . . . . . .    $7,679
$7,768         $6,094        $ 4,943         $  203(e)
Ratios to average net assets:
  Expenses, including distribution fees.      2.38%(a)
2.28%          2.59%(a)       1.38%(a)       1.28%(a)
  Expenses, excluding distribution fees.      1.38%(a)
1.28%          1.59%(a)       1.38%(a)       1.28%(a)
  Net investment income (loss) . . . . .       .12%(a)
(.30)%         (.71)%(a)      (.25)%(a)        .54%(a)

--------------------
(a)  Annualized.
(b)  Commencement of investment operations.
(c)  Based on average shares outstanding, by class.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Figures are actual and not rounded to the nearest thousand.

------------------------------------------------------------
--------------------
12                                             See Notes to
Financial Statements

PRUDENTIAL MUTUAL FUNDS
GATEWAY CENTER THREE
100 MULBERRY STREET
NEWARK, NJ  07102-4077

(800) 225-1852
HTTP://WWW.PRUDENTIAL.COM

DIRECTORS
Edward D. Beach
Stephen C. Eyre
Delayne D. Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

OFFICERS
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Ellyn C. Vogin, Assistant Secretary

MANAGER
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

DISTRIBUTOR
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA  02109

TRANSFER AGENT
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

LEGAL COUNSEL
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY  10022




The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 1996 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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74431N103    MF160E2                 PRUDENTIAL
74431N202    Cat#42M171V            EUROPE GROWTH
74431N301                             FUND, INC.
74431N400



SEMI

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REPORT

Oct. 31, 1996



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